RELATED PARTY TRANSACTIONS AND BALANCES (Details 2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Salaries and benefits	$ 265	$ 163	$ 500	$ 333
Office and miscellaneous	85	10	241	59
Oniva International Services Corp. [Member]
Statement [Line Items]
Salaries and benefits	187	137	378	318
Office and miscellaneous	77	69	182	165
Total cost	$ 264	$ 206	$ 560	$ 483